UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.54%

Accident & Health Insurance - 1.42%
10,750	Unum Group	$ 346,150

Air Transportation, Scheduled - 2.32%
18,500	Delta Air Lines, Inc.	566,285

Aircraft Engines & Engine Parts - 2.16%
4,640	United Technologies Corp.	529,053

Beverages - 2.01%
13,000	Coca-Cola Enterprises	491,660

Biological Products (No Diagnostic Substances) - 2.29%
4,700	Amgen, Inc.	559,065

Computer & Office Equipment - 4.20%
2,850	International Business Machines Corp.	503,538
18,000	Hewlett Packard Co.	522,000
		1,025,538
Computer Storage Devices - 2.11%
6,000	Western Digital Corp.	517,020

Crude Petroleum & Natural Gas - 2.06%
8,497	Devon Energy Corp.	503,192

Dolls & Stuffed Toys - 1.74%
11,250	Mattel, Inc.	425,700

Drilling Oil & Gas Wells - 1.95%
13,342	Seadrill, Ltd.	476,443

Electric & Other Services Combined - 2.27%
19,100	Exelon Corp.	553,900

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.06%
7,650	Emerson Electric Co.	504,441

Engines & Turbines - 1.36%
8,000	Brunswick Corp.	331,680

Fats & Oils - 1.37%
8,500	Archer Daniels Midland Co.	335,580

Fire, Marine & Casualty Insurance - 1.92%
10,500	Loews Corp.	468,195

Food & Kindred Products - 2.07%
12,300	Campbell Soup Co.	506,883

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.40%
4,710	Enpro Industries, Inc. *	341,663

Household Audio & Video Equipment - 1.69%
4,000	Harman International Industries, Inc. *	413,720

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.82%
11,784	V.F. Corp.	688,775

Metalworking & Machinery & Equipment - 1.47%
5,200	Lincoln Electric Holdings, Inc.	359,840

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.35%
3,500	Energizer Holdings, Inc.	330,750

Motor Vehicles & Passenger Car Bodies - 3.78%
12,400	General Motors Co. *	447,392
8,500	PACCAR, Inc.	476,000
		923,392
National Commercial Banks - 7.79%
9,914	BB&T Corp.	370,883
6,500	Capital One Financial Corp.	458,965
7,105	PNC Financial Services Group, Inc.	567,547
12,750	U.S. Bancorp.	506,558
		1,903,953
Oil & Gas Field Services, NEC - 3.99%
9,938	Halliburton Co.	487,061
5,588	Schlumberger Ltd. *	489,341
		976,402
Paper Mills - 2.09%
10,700	International Paper Co.	510,818

Petroleum Refining - 2.13%
8,000	ConocoPhillips	519,600

Pharmaceutical Preparations - 1.63%
6,000	Forest Laboratories, Inc. *	397,800

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 1.91%
15,000	Sealed Air Corp.	467,850

Plastic Products, NEC - 1.34%
10,600	Newell Rubbermaid, Inc.	327,540

Radiotelephone Communications - 2.00%
16,000	T-Mobile US, Inc.	489,120

Retail-Auto & Home Supply Stores - 1.61%
3,430	Advanced Auto Parts, Inc.	393,798

Retail-Drug Stores & Proprietary Stores - 2.38%
7,775	Express Scripts Holding Co. *	580,715

Retail-Eating Places - 2.07%
5,373	McDonalds Corp.	505,975

Retail-Grocery Stores - 2.02%
13,650	Kroger Co.	492,765

Retail-Variety Stores - 2.00%
4,350	Costco Wholesale Crop.	488,766

Semiconductors & Related Devices - 2.06%
30,000	Applied Materials, Inc.	504,600

Services-Auto Rental & Leasing (No Drivers) - 1.49%
14,000	Hertz Global Holdings, Inc. *	364,280

Services-Business Services, NEC - 2.36%
1,046	Alliance Data Systems Corp. *	250,684
30,000	Xerox Corp.	325,500
		576,184
Services-Computer Integrated Systems Design - 0.87%
10,280	Mentor Graphics Corp.	213,824

Services-Help Supply Services - 1.90%
6,830	Insperity, Inc.	225,527
9,750	TrueBlue, Inc. *	239,168
		464,695
State Commercial Banks - 2.11%
24,500	Fifth Third Bancorp.	514,990

Surgical & Medical Instruments & Apparatus - 5.99%
9,000	CareFusion Corp. *	366,930
8,050	Covidien Plc.	549,332
7,050	Stryker Corp.	547,080
		1,463,342

TOTAL FOR COMMON STOCKS (Cost $21,654,768) - 95.54%		23,355,942

REAL ESTATE INVESTMENT TRUSTS - 2.17%
6,560	American Tower Corp. *	530,573

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $512,949) - 2.17%		530,573

SHORT TERM INVESTMENTS - 2.23%
546,095	Fidelity Money Market Portfolio Institutional Class 0.08% **	546,095

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $546,095) - 2.23%		546,095

TOTAL INVESTMENTS (Cost $22,713,812) - 99.94%		24,432,610

OTHER ASSETS LESS LIABILITIES - 0.06%		13,620

NET ASSETS - 100.00%		$ 24,446,230

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $22,713,812 amounted to $1,718,798, which consisted of aggregate gross unrealized appreciation of $2,387,593 and aggregate gross unrealized depreciation of $668,795.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 23,355,942	$ -	$ -	$ 23,355,942
Real Estate Investment Trusts	$ 530,573	$ -	$ -	$ 530,573
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	546,095	-	-	546,095
	$ 24,432,610	$ -	$ -	$ 24,432,610

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 5.18%

Aircraft Engines & Engine Parts - 0.18%
226	United Technologies Corp.	$ 25,769

Auto Controls For Regulating Residential & Commercial Environments & Appliances - 0.15%
378	Ingersoll-Rand Plc.	22,223

Computer Storage Devices - 0.37%
610	NetApp, Inc.	25,827
415	SanDisk Corp.	28,863
		54,690
Crude Petroleum & Natural Gas - 0.19%
899	Vanguard Natural Resources, LLC	27,132

Electric & Other Services Combined - 0.14%
483	Wisconsin Energy Corp.	20,610

Electric Services - 0.28%
246	NextEra Energy, Inc.	22,615
359	Pinnacle West Capital Corp.	18,894
		41,509
Fire, Marine & Casualty Insurance - 0.17%
520	Cincinnati Financial Corp.	25,194

Hospital & Medical Service Plans - 0.18%
384	Aetna, Inc.	26,239

Household Appliances - 0.15%
167	Whirlpool Corp.	22,261

Investment Advice - 0.13%
681	Triangle Capital Corp.	18,360

Life Insurance - 0.18%
528	MetLife, Inc.	25,898

Malt Beverages - 0.14%
389	Molson Coors Brewing Co. Class-B	20,477

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.16%
392	V.F. Corp.	22,912

Motor Vehicle Parts & Accessories - 0.14%
277	Lear Corp.	20,035

Natural Gas Distribution - 0.19%
592	Atmos Energy Corp.	28,422

Oil & Gas Field Services, NEC - 0.17%
519	Halliburton Co.	25,436

Orthopedic Prosthetic & Surgical Appliances & Supplies - 0.19%
297	Zimmer Holdings, Inc.	27,909

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.20%
633	The Dow Chemical Co.	28,808

Public Building & Related Furniture - 0.15%
461	Johnson Controls, Inc.	21,261

Railroads, Line-Haul Operating - 0.19%
156	Union Pacific Corp.	27,181

Retail-Apparel & Accessory Stores - 0.19%
395	Hanesbrands, Inc.	28,100

Retail-Grocery Stores - 0.15%
611	The Kroger Co.	22,057

Search, Detection, Navagation, Guidance, Aeronautical, Systems - 0.21%
317	Raytheon Co.	30,137

Services-Help Supply Services - 0.18%
341	Manpower Group, Inc.	26,564

Services-Prepackaged Software - 0.12%
808	Symantec Corp.	17,299

State Commercial Banks - 0.17%
373	State Street Corp.	24,972

Surgical & Medical Instruments & Apparatus - 0.18%
206	3M Co.	26,407

Telephone Communications ( No Radio Telephone) - 0.19%
1,412	Consolidated Communications Holdings, Inc.	27,647

Water Supply - 0.14%
490	American Water Works Co.	20,859

TOTAL FOR COMMON STOCKS (Cost $671,866) - 5.18%		756,368

CLOSED-END MUTUAL FUNDS - 4.00%
7,481	BlackRock Floating Rate Income Strategies Fund	109,672
8,407	BlackRock Limited Duration Income Trust Fund	145,525
5,580	Blackstone Gso Long-Short Credit Income Fund	100,663
9,690	Calamos Strategic Total Return Fund	104,361
15,000	Putnam High Income Securities Fund	123,750

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $561,010) - 4.00%		583,971

CORPORATE BONDS - 21.46%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	217,041
100,000	Ball Corp. 6.75%, 09/15/2020	108,750
65,000	Bb&t Corp. 4.90%, 06/30/2017	71,057
100,000	Block Financial LLC 5.125%, 10/30/2014	103,091
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	167,781
100,000	Conagra Foods, Inc. 5.875%, 04/15/2014	101,084
150,000	ConocoPhillips 5.75%, 02/01/2019	176,140
100,000	Devon Energy Corp., 6.30%, 01/15/2019	118,661
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	75,964
150,000	Freeport-McMoran Copper & Gold, Inc., 2.375%, 07/01/2026	150,340
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	55,528
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	103,373
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	113,875
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	54,197
150,000	L-3 Communications Corp., 3.95%, 11/15/2016	159,918
200,000	Morgan Stanley 1.2544%, 12/15/2015 **	198,365
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	214,000
40,000	ONEOK, Inc. 5.20%, 06/15/2015	42,260
100,000	ONEOK Partners L.P. 3.25%, 2/01/2016	104,420
70,000	Regions Financial Corp. 5.75%, 06/15/2015	74,227
150,000	Regions Financial Corp. 7.75%, 11/10/2014	158,186
100,000	Spectra Energy Capital, LLC 5.668%, 08/15/2014	102,695
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	197,348
150,000	Wellpoint, Inc. 5.25, 01/15/2016	162,044
100,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	100,891

TOTAL FOR CORPORATE BONDS (Cost $3,106,430) - 21.46%		3,131,236

LIMITED PARTNERSHIPS - 1.36%
314	Alliance Holdings GP L.P.	19,634
376	Buckeye Partners, L.P.	27,444
484	Energy Transfer Partners L.P.	26,867
412	Enterprise Products Partners L.P.	27,349
707	Global Partners L.P.	28,471
367	Legacy Reserves L.P.	9,571
486	Magellan Midstream Partners L.P.	32,300
374	MarkWest Energy Partners L.P.	26,251

TOTAL FOR LIMITED PARTNERSHIPS (Cost $143,294) - 1.36%		197,887

MUNICIPAL BONDS - 10.93%
45,444	Colorado Housing & Finance Authority 5.22%, 05/01/2036	45,659
100,000	Colorado Housing & Finance Authority B-2 1.115%, 05/01/2014 **	100,151
90,000	Delaware State Housing Authority 2.75%, 12/01/2041	88,769
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	250,255
200,000	Florida State Home Loan Corp., 5.05%, 07/01/2026	207,458
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	144,933
45,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	47,505
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	83,824
65,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	68,053
20,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	20,110
25,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	25,214
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,392
90,000	North Carolina State Housing 4.00%, 01/01/ 2034	90,865
180,000	North Carolina State Housing 4.65%, 07/01/2021	187,222
100,000	New York State Mortgage Agency Revenue 4.10%, 04/01/2016	102,740
30,000	Ohio State Housing 6.001%, 09/01/2035	30,122
25,000	Oklahoma State Housing & Finance 5.41%, 03/01/2014	25,069
55,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	56,816
10,000	Wisconsin Housing & Economic Dev. 5.53%, 03/01/2038	10,037

TOTAL FOR MUNICIPAL BONDS (Cost $1,623,881) - 10.93%		1,595,194

PREFERRED SECURITIES - 21.64%
3,967	Aegon N.V. PFD 6.375%, 12/31/49	100,603
4,000	Aegon N.V. PFD 6.50%, 12/31/49	97,679
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	156,575
3,907	American Capital Agency, 8%, 12/31/2049	99,629
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	104,520
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/2049	87,520
4,132	Annaly Capital Series C, 7.625%, 12/31/2049	95,036
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/49	111,540
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/49	98,708
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/49 ** (Bermuda)	103,120
4,000	Aviva PLC PFD 8.25%, 12/01/41	110,160
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	121,600
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/2049	149,640
5,000	Endurance Sepcialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	128,500
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/49	177,800
4,000	Hospitality Properties Trust PFD 7.000%, 12/31/2049	96,320
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	102,680
3,903	JPMorgan Chase Capital XXIX, 6.7%, 04/02/2040	100,346
6,000	Ladenburg Thalmann Financial Services PFD 8%, 12/31/2049	138,000
5,500	Maiden Holdings North America Ltd. 8.25%, 06/15/2041	135,520
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/49 **	63,150
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/49	119,500
4,000	Realty Income Corp. PFD 6.75%, 12/31/2049	98,760
6,000	Stifel Financial Corp. PFD 6.70%, 01/15/2022	156,480
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	154,019
6,000	Triangle Capital Corp. PFD 7.50%, 3/15/19	155,280
3,979	Weingarten Realty Investors Series F PFD 6.50%, 12/31/49	94,501

TOTAL FOR PREFERRED SECURITIES (Cost $3,233,002) - 21.64%		3,157,186

REAL ESTATE INVESTMENT TRUSTS - 1.10%
541	HCP, Inc.	21,180
359	Health Care REIT, Inc.	20,793
426	Home Properties, Inc.	23,750
787	National Retail Properties, Inc.	26,128
866	Omega Healthcare Investors, Inc.	27,660
360	Rayonier, Inc.	15,934
843	Weingarten Realty Investors	24,439

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $155,975) - 1.10%		159,884

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 31.81%
191,779	Fannie Mae-Aces Series 2013-124 Class BD CMO 2.5%, 12/25/2028	196,230
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	146,489
200,000	Federal Home Loan Mortgage Creidt 0.875%, 03/07/2018	196,256
400,000	Federal Home Loan Mortgage Credit 0.5%, 05/13/2016	400,450
198,818	Federal Home Loan Mortgage Credit Series 4280 Class AC CMO 2.25%, 02/15/2028	200,285
4,698	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 **	4,972
35,314	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	35,796
11,051	Federal Home Loan Mortgage Credit Pool #755028 2.509%, 11/01/2018	11,630
15,400	Federal Home Loan Mortgage Credit Pool #845590 2.399%, 01/01/2024	15,454
19,369	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 **	19,878
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	41,256
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	171,749
196,344	Federal National Mortgage Association Series 2013-41 Class AE CMO, 2%, 07/25/2037	191,248
37,844	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024	39,134
67,742	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036	70,271
29,507	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020	30,003
2,319	Federal National Mortgage Association Pool #66380 3.198%, 01/01/2017	2,349
66,150	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036	71,062
14,950	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034	15,102
55,992	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036	59,799
92,797	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038	98,750
14,198	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038	15,263
21,009	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022	21,827
71,390	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023	74,365
10,999	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023	11,450
11,521	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023	11,994
39,192	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024	40,827
7,553	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024	7,868
8,877	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024	9,247
3,958	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024	4,106
9,297	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024	9,643
6,897	Government National Mortgage Association Pool #008502 2.625%, 09/20/2024	7,181
11,802	Government National Mortgage Association Pool #008503 2.625%, 09/20/2024	12,287
8,955	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024	9,305
13,085	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024	13,652
33,506	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025	34,885
8,357	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	8,700
23,856	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030	24,839
62,453	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	65,027
72,178	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032	75,200
7,887	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032	8,196
101,520	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034	105,496
40,915	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036	42,739
117,563	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041	121,236
188	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	189
783	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	791
135	Government National Mortgage Association Pool #315151 9.000%, 02/15/2022	136
3,171	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	3,520
900	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	919
519	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	571
2,019	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,269
1,564	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,584
439	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	458
1,129	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,269
15,954	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	17,887
183,494	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	189,780
173,553	United States Treasury Inflationary Index Bond 2.375%, 01/15/2017	191,817
220,504	United States Treasury Inflationary Index Bond 1.250%, 04/15/2014	221,693
179,937	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	189,623
235,120	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	250,862
198,056	United States Treasury Inflationary Index Bond 2.000%, 07/15/2014	202,125
173,307	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	190,570
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	102,348
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,969
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	209,750

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,689,590) - 31.81%		4,640,626

CALL OPTIONS - 0.21% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
To Call
	Volatility S&P 500
28,000	February 2014 Call @ $20.00	30,800

	TOTAL FOR CALL OPTIONS (Premiums Paid $38,052) - 0.21%	30,800

SHORT-TERM INVESTMENTS - 1.50%
218,831	Fidelity Money Market Portfolio Institutional Class 0.08% **	218,831

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $818,831) - 1.50%		218,831

TOTAL INVESTMENTS (Cost $14,441,931) - 99.19%		14,471,983

OTHER ASSETS LESS LIABILITIES - 0.81%		117,473

NET ASSETS - 100.00%		$ 14,589,456

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
***Adjustable rate security; the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS
At January 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,650,981 amounted to $220,703, which consisted of aggregate gross unrealized appreciation of
$353,654 and aggregate gross unrealized depreciation of $132,951.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 756,368	$ -	$ -	$ 756,368
Closed-End Mutual Funds	583,971	-	-	583,971
Corporate Bonds	-	3,131,236	-	3,131,236
Limited Partnerships	197,887	-	-	197,887
Municipal Bonds	-	1,595,194	-	1,595,194
Options	30,800	-	-	30,800
Preferred Securities	3,157,186	-	-	3,157,186
Real Estate Investment Trusts	159,884	-	-	159,884
U.S. Government Agencies and Obligations	-	4,640,626	-	4,640,626
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	218,831	-	-	218,831
	$ 5,104,927	$ 9,367,056	$ -	$ 14,471,983

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Latin America Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 92.31%

Air Transportation, Scheduled - 1.71%
5,500	Latam Airlines Group SA ADR	$ 76,450

Aircrafts - 1.71%
2,500	Embraer SA (Brazil)	76,725

Airports, Flying Fields & Airport Terminal Services - 2.26%
900	Grupo Aeroportuario del Sureste, SAB de CV ADR	101,358

Basic & Diversified Chemicals - 4.61%
40,000	Alfa, SAB de CV (Mexico)	112,687
27,000	Mexichem SAB de CV (Mexico)	93,626
		206,313
Beverages - 1.53%
10,500	Ambev SA	68,670

Bottled & Canned Soft Drinks & Carbonated Waters - 2.02%
1,000	Fomento Economico ADR	90,240

Cement, Hydraulic - 3.23%
11,700	CEMEX, SAB de CV (Mexico) *	144,729

Chemical Manufacturing - 1.62%
4,800	Braskem SA ADR *	72,720

Commercial Banks, NEC - 10.23%
900	Banco de Chile ADR	65,925
5,150	Banco Bradesco ADR	54,230
1,500	Bancolombia SA ADR	65,910
5,000	CorpBanca	82,450
600	Creditcorp Ltd. *	79,152
17,500	Grupo Financiero Banorte SAB de CV	110,455
		458,122
Crude Petroleum & Natural Gas - 1.14%
4,300	Petroleo Brasileiro SA ADR Class A *	51,170

Electric Services - 4.49%
11,311	Comp Energetica de Minas Gerai ADR	65,265
1,800	Empresa Nacional de Electricid ADR	69,444
5,000	Enersis SA ADR	66,350
		201,059
Food Manufacturing - 5.60%
19,000	Gruma SAB de CV *	154,840
45,000	Grupo Lala SAB de CV (Mexico)	95,887
		250,727
Heavy Construction Other Than Building Construction-Contractors - 2.92%
10,800	Promotora y Operadora de Infraestructura SAB de CV (Mexico) *	130,810

Household Products - 2.01%
35,000	Kimberly-Clark de Mexico SAB (Mexico)	89,887

Industrial Inorganic Chemicals - 1.38%
1,800	Ecopetrol SA ADR	61,668

Malt Beverages - 1.53%
3,200	CIA Cervecerias Unidas ADR	68,480

Meat Packing Plants - 1.30%
3,300	BRF-Brasil Foods SA ADR	58,344

Metal Mining - 9.53%
18,000	Banregio Grupo Financiero (Mexico)	98,511
5,500	Cia de Minas Buenaventura ADR	68,200
28,000	Grupo Mexico SAB de CV (Mexico)	90,186
3,000	Southern Copper Corp.	83,940
6,300	Vale SA ADR	85,680
		426,517
Retail-Bakery Products - 3.71%
28,000	Grupo Bimbo SAB de CV	74,694
50,000	Grupo Sanborns SA de CV (Mexico)	91,177
		165,871
Retail-Department Stores - 2.25%
9,600	El Puerto de Liverpool SA (Mexico)	100,658

Retail-Grocery Stores - 1.37%
1,600	Brasileira de Distribuicao Class A ADR	61,232

Retail-Mass Merchants - 2.38%
44,500	Wal-Mart de Mexico S.A de CV (Mexico)	106,433

Retail-Miscellaneous Retail - 1.30%
6,900	Cencsud SA ADR	58,374

State Commercial Banks - 1.85%
6,780	Itau Unibanco Holding SA ADR	82,987

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.80%
11,400	Gerdau SA ADR	80,370

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.78%
3,000	Ternium SA ADR	89,340
1,800	Tenaris SA ADR	80,064
		169,404
Sugar & Confectionery Products - 1.32%
5,100	Cosan Ltd. Class A	58,956

Telephone Communications (No Radio Telephone) - 7.94%
5,000	America Movil SAB de CV ADR	106,300
47,500	Oi SA ADR	81,225
3,900	Telefonica Brasil SA ADR	74,100
3,600	Tim Participacoes SA ADR	93,708
		355,333
Television Broadcasting Stations - 2.53%
3,900	Grupo Televisa SA ADR	113,334

Water Supply - 1.39%
6,800	Companhia de Saneamento Basico ADR	62,084

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.86%
2,300	Vina Concha Y Toro SAVCO ADR	83,214

TOTAL FOR COMMON STOCKS (Cost $4,588,563) - 92.31%		4,132,239

EXCHANGE TRADED FUNDS - 4.58%
4,200	Global X InterBolsa FTSE Colombia	65,562
2,300	iShares MSCI All Peru Capped Index Fund	74,658
1,600	iShares MSCI Chile Invest Market Index Fund	65,008

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $280,147) - 4.58%		205,228

REAL ESTATE INVESTMENT TRUSTS - 1.87%
26,000	Fibra Uno Admistraction SA	83,899

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $92,355) - 1.87%		83,899

SHORT TERM INVESTMENTS - 0.56%
24,886	Fidelity Money Market Portfolio Institutional Class 0.08% **	24,886

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $24,886) - 0.56%		24,886

TOTAL INVESTMENTS (Cost $4,985,952) - 99.33%		4,446,252

OTHER ASSETS LESS LIABILITIES - 0.67%		30,047

NET ASSETS - 100.00%		$ 4,476,299

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Latin America Fund
1. SECURITY TRANSACTIONS

At January 31, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,985,952 amounted to $539,700, which consisted of aggregate gross unrealized appreciation of $322,375 and aggregate gross unrealized depreciation of $862,075.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,132,239	$ -	$ -	$ 4,132,239
Exchange Traded Funds	205,228	-	-	205,228
Real Estate Investment Trusts	83,899	-	-	83,899
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	24,886	-	-	24,886
	$ 4,446,252	$ -	$ -	$ 4,446,252

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Global Ecologic Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 96.85%

Abrasive, Asbestos & Miscellanesous Nonmetallic Mineral Products - 2.75%
817	Owens Corning, Inc. *	$ 31,169

Chemicals - 1.44%
438	SGL Carbon SE (Germany)	16,364

Construction-Special Trade Contractors - 1.67%
1,918	Ameresco, Inc. Class-A*	18,911

Diversified Industrial - 0.46%
263	Waterfurnace Renewable Energy, Inc.	5,238

Electric Services - 0.46%
212	Ormat Technologies, Inc.	5,226

Electrical Industrial Apparatus - 1.01%
685	Zoltek Companies., Inc. *	11,440

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.87%
347	Siemens AG ADR	43,823

Fats & Oils - 1.06%
611	Darling International, Inc. *	11,951

Food & Kindred Products - 3.15%
388	The Hain Celestial Group, Inc. *	35,653

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 3.42%
627	CECO Environmental Corp. *	9,743
703	Donaldson Co., Inc.	29,006
		38,749
Industrial Inorganic Chemicals - 2.06%
1,149	Calgon Carbon Corp. *	23,336

Leisure - 4.36%
1,125	Accell Group, Inc.	20,940
318	Shimano, Inc.	28,442
		49,382
Lumber & Wood Products (No Furniture) - 1.16%
187	Trex Co., Inc. *	13,152

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.16%
334	Eaton Corp. Plc	24,412

Miscellaneous Food & Preparation & Kindred Products - 2.61%
365	Green Mountain Coffee Roasters, Inc.	29,565

Motor Vehicles & Passenger Car Bodies - 0.40%
25	Telsa Motors, Inc. *	4,535

Packaged Foods - 2.87%
109	Annie's, Inc. *	4,373
426	Danone SA (France)	28,158
		32,531
Public Building & Related Furniture - 4.08%
1,002	Johnson Controls, Inc.	46,212

Pumps & Pumping Equipment - 2.55%
867	Xylem, Inc.	28,923

Railroad Equipment - 3.09%
474	Westinghouse Air Brake Technologies Corp.	34,986

Railroads - 2.34%
355	East Japan Railway Co. (Japan)	26,541

Railroads, Line-Haul Operating - 3.32%
838	Guangshen Railway Co., Ltd. ADR	17,682
215	Norfolk Southern Corp.	19,907
		37,589
Retail-Eating Places - 1.66%
34	Chipotle Mexican Grill, Inc. *	18,767

Retail-Grocery Stores - 1.46%
462	Sprouts Farmers Market, Inc. *	16,512

Semiconductors & Related Devices - 6.04%
600	GT Advanced Technologies, Inc. *	6,162
270	JinkoSolar Holdings Co., Ltd. ADR*	7,870
704	Kyocera Corp. ADR *	31,511
1,182	Sunedison, Inc. *	16,442
430	Trina Solar Ltd. ADR*	6,386
		68,371
Solar - 0.52%
140	SMA Solar Technology AG (Germany)	5,871

Special Industry Machinery ( No Metalworking Machinery) - 4.54%
691	Pentair Ltd. (Switzerland)	51,362

Staffing & Outsourcing Services - 3.16%
376	Vossloh AG (Germany)	35,749

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 6.12%
1,796	Commercial Metals Co.	34,232
726	Nucor Corp.	35,102
		69,334
Truck Manufacturing - 2.66%
413	Faiveley Transport SA (France)	30,120

Trucking - 3.04%
5,763	Stagaecoach Group Plc. (United Kingdom)	34,472

Utilities-Regulated Water - 2.84%
2,730	United Utilities Group Plc. (United Kingdom)	32,139

Waste Management - 2.57%
680	Umicor SA (France)	29,102

Water Supply - 3.99%
3,934	Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,917
717	Consolidated Water Co., Ltd. (Cayman Islands)	9,221
		45,138
Wholesale-Durable Goods - 2.52%
3,162	Sims Metal Management, Ltd. ADR *	28,521

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.08%
346	EnerSys	23,549

Wholesale-Groceries, General Line - 1.89%
316	United Natural Foods, Inc. *	21,352

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supply Tools - 1.49%
622	LKQ Corp. *	16,837

TOTAL FOR COMMON STOCKS (Cost $1,026,098) - 96.85%		1,096,884

SHORT TERM INVESTMENTS - 0.99%
11,207	Fidelity Money Market Portfolio Institutional Class 0.08% **	11,207

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $11,207) - 0.99%		11,207

TOTAL INVESTMENTS (Cost $1,037,305) - 97.84%		1,108,091

OTHER ASSETS LESS LIABILITIES - 2.16%		24,429

NET ASSETS - 100.00%		$ 1,132,520

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Global Ecologic Fund
1. SECURITY TRANSACTIONS

At January 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,037,305 amounted to $70,786, which consisted of aggregate gross unrealized appreciation of $119,002 and aggregate gross unrealized depreciation of $48,216.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,096,884	$ -	$ -	$ 1,096,884
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	11,207	-	-	11,207
	$ 1,108,091	$ -	$ -	$ 1,108,091

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 26, 2014

By (Signature and Title)

*

/s/Nancy P. Benson

Nancy P. Benson, Treasurer

Date: March 26, 2014

* Print the name and title of each signing officer under his or her signature.